SHARE-BASED COMPENSATION - Schedule of Stock Award Activity (Details) - $ / shares	12 Months Ended			24 Months Ended
	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2018
Number of Shares
Outstanding, Beginning | shares	0	1,270,000			1,270,000
Granted | shares	0				0
Exercised | shares	0				0
Forfeited | shares	0	(1,190,000)			(1,190,000)
Canceled | shares	0	(80,000)			(80,000)
Outstanding, Ending | shares	0		1,270,000	0	0
Exercisable	0			0
Vested and expected to vest	0			0
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0	$ 12			$ 12
Granted | $ / shares	0				12
Exercised | $ / shares	0
Forfeited | $ / shares	0				12
Canceled | $ / shares	0				12
Outstanding, Ending | $ / shares	0		$ 12	$ 0	$ 0
Exercisable	0			0
Vested and expected to vest	$ 0			$ 0
Weighted Average Remaining Contractual Term In Years
Outstanding			2 years 5 months 1 day
Granted					3 years
Vested and expected to vest				0 years